Cover	Oct. 15, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 15, 2026
Entity File Number	001-14129
Entity Registrant Name	STAR GROUP, L.P.
Entity Central Index Key	0001002590
Entity Tax Identification Number	06-1437793
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9 West Broad Street
Entity Address, Address Line Two	Suite 310
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	(203)
Local Phone Number	328-7310
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Units
Title of 12(b) Security	Common Units
Trading Symbol	SGU
Security Exchange Name	NYSE
Common Unit Purchase Rights
Title of 12(b) Security	Common Unit Purchase Rights
Trading Symbol	N/A
Security Exchange Name	NYSE